VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.7%
Alabama : 2.4%
Alabama Federal Aid Highway
Finance Authority, Series A
(RB)
5.00%, 09/01/27 (c) $ 1,000 $ 1,084,596
Black Belt Energy Gas District
Gas, Project No. 4, Series A
(RB)
4.00%, 12/01/25 (c) (p) 1,000 995,625
Black Belt Energy Gas District,
Series C-1 (RB)
4.00%, 12/01/26 (c) (p) 600 592,658
County of Jefferson (RB)
5.00%, 03/15/27 (c) 525 554,776
Jefferson County, Series A (GO)
5.00%, 04/01/25 340 348,961
Lower Alabama Gas District,
Project No. 2 (RB) (SAW)
4.00%, 12/01/25 (c) (p) 1,500 1,488,602
Tuscaloosa City Board of
Education (RB)
5.00%, 08/01/26 (c) 1,055 1,115,737
6,180,955
Alaska : 0.3%
Alaska Housing Finance Corp.,
Series A (RB)
4.00%, 06/01/25 (c) 700 708,440
Underline
Arizona : 0.9%
Maricopa County Industrial
Development Authority,
Banner Health, Series A (RB)
5.00%, 01/01/26 700 730,459
5.00%, 05/15/26 (c) (p) 500 521,310
Salt River Project Agricultural
Improvement & Power
District, Series A (RB)
5.00%, 01/01/26 500 523,182
5.00%, 01/01/27 500 534,822
2,309,773
California : 17.3%
Bay Area Toll Authority, San
Francisco Bay Area, Series A
(RB)
2.95%, 04/01/26 (c) (p) 1,180 1,155,876
Bay Area Toll Authority, Series
B (RB)
2.85%, 04/01/25 (c) (p) 385 379,967
Bay Area Toll Authority, Series
G (RB)
2.00%, 04/01/24 (c) (p) 725 715,406
California Community Choice
Financing Authority, Clean
Energy, Series A-1 (RB)
4.00%, 08/01/28 (c) (p) 500 498,870
California Community Choice
Financing Authority, Clean
Energy, Series D (RB)
5.50%, 11/01/28 (c) (p) 1,000 1,055,369
Par
(000’s) Value
California (continued)
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series B-2 (RB)
4.00%, 10/01/24 (c) (p) $ 500 $ 500,712
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series B-3 (RB)
2.00%, 10/01/25 (c) (p) 335 322,683
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series C (RB)
5.00%, 10/01/25 (p) 585 599,609
California Infrastructure And
Economic Development
Bank, Series B-2 (RB)
3.00%, 10/01/26 (c) (p) 500 496,014
California State Public Works
Board, Various Capital
Projects, Series B (RB)
5.00%, 10/01/26 885 942,796
5.00%, 10/01/27 (c) 835 909,427
California State Public Works
Board, Various Capital
Projects, Series D (RB)
5.00%, 09/01/26 500 531,673
California State University,
Systemwide, Series B-3 (RB)
3.12%, 11/01/26 (c) (p) 500 498,150
California Statewide
Communities Development
Authority, Cottage Health
System (RB)
5.00%, 11/01/24 (c) 900 920,507
City & County of San Francisco,
Series R-1 (GO)
4.00%, 07/21/23 (c) 1,000 1,000,697
City of San Francisco, Public
Utilities Commission Water,
Series C (RB)
5.00%, 11/01/28 500 559,671
Foothill-Eastern Transportation
Corridor Agency, Series A (RB)
0.00%, 01/01/27 ^ 500 453,435
Golden State Tobacco
Securitization Corp.,
Enhanced Tobacco
Settlement, Series A (RB)
5.00%, 06/01/25 (c) 1,870 1,940,679
5.00%, 06/01/25 (c) 1,000 1,037,797
Golden State Tobacco
Securitization Corp.,
Enhanced Tobacco
Settlement, Series A (RB)
(AGM)
0.00%, 06/01/26 ^ 1,000 921,089

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
Grossmont-Cuyamaca
Community College District
(GO)
5.00%, 08/01/24 $ 265 $ 269,798
Los Angeles Department of
Water & Power, Series B (RB)
5.00%, 07/01/24 250 254,370
Los Angeles Unified School
District, Series A (GO)
5.00%, 07/01/24 875 890,773
5.00%, 07/01/26 800 851,407
Metropolitan Water District of
Southern California, Series
B (RB)
5.00%, 07/01/24 (c) 1,000 1,017,494
Northern California Energy
Authority, Series A (RB)
4.00%, 07/01/24 (p) 1,000 1,002,405
Oakland Unified School District,
Series A (GO)
5.00%, 08/01/23 350 350,000
5.00%, 08/01/25 (c) 1,000 1,039,635
Orange County Transportation
Authority, I-405 Improvement
Project (RB)
4.00%, 10/15/24 675 682,653
5.00%, 10/15/24 750 767,289
Public Utilities Commission
of the City & County of
San Francisco, Wastewater
Revenue, Series A (RB)
5.00%, 10/01/26 1,000 1,067,809
San Bernardino Community
College District, Series A (GO)
4.00%, 08/16/27 (c) 540 568,339
San Bernardino Community
College District, Series B (GO)
4.00%, 08/01/23 (c) 1,275 1,275,000
San Bernardino County, Capital
Facilities, Project B (CP)
6.88%, 08/01/24 1,035 1,061,638
San Joaquin Hills, Agency Toll
Road (RB)
0.00%, 01/01/24 ^ 1,000 986,123
0.00%, 01/01/25 ^ 500 477,936
Southern California Public
Power Authority. Windy
Point/Windy Flats Project (RB)
5.00%, 01/01/24 (c) 725 730,809
Southwestern Community
College District, Series D (GO)
5.00%, 08/01/25 (c) 500 520,806
State of California Department
of Water Resources (RB)
5.00%, 12/01/26 500 536,627
State of California, Various
Purpose (GO)
3.00%, 03/01/26 1,000 999,313
4.00%, 11/01/24 300 303,527
Par
(000’s) Value
California (continued)
4.00%, 03/01/24 $ 500 $ 502,681
5.00%, 10/01/24 555 567,645
5.00%, 10/01/27 530 577,596
5.00%, 10/01/27 500 544,902
5.00%, 10/01/27 1,000 1,089,803
5.00%, 11/01/23 525 527,394
5.00%, 11/01/26 915 976,570
5.00%, 11/01/27 (c) 1,000 1,094,385
5.00%, 11/01/28 910 1,012,411
5.00%, 12/01/27 500 546,914
5.00%, 04/01/24 300 303,790
5.00%, 04/01/27 750 808,357
5.00%, 08/01/24 325 331,302
5.00%, 08/01/25 1,000 1,038,846
5.00%, 08/01/27 1,305 1,417,032
5.00%, 09/01/23 1,000 1,001,456
5.00%, 09/01/25 300 312,264
5.00%, 09/01/26 1,000 1,063,346
44,810,872
Colorado : 1.6%
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
5.00%, 11/01/25 500 516,802
Douglas County School District
No. RE-1 (GO) (SAW)
5.00%, 12/15/24 1,000 1,025,340
Larimer County School District
No. R-1 (GO) (SAW)
5.00%, 12/15/23 450 452,814
Regional Transportation
District, Fastracks Project,
Series B (RB)
5.00%, 11/01/28 1,000 1,110,987
State of Colorado, Series A (CP)
5.00%, 12/15/26 500 532,635
University of Colorado, Series
A-2 (RB)
4.00%, 06/01/28 (c) 500 528,658
4,167,236
Connecticut : 2.8%
State of Connecticut, Series B
(GO) (BAM)
3.00%, 06/01/29 1,000 989,974
State of Connecticut, Series C
(GO)
5.00%, 06/15/26 300 316,382
State of Connecticut, Series D
(GO)
5.00%, 04/15/26 1,040 1,092,856
State of Connecticut, Special
Tax, Transportation
Infrastructure Purpose,
Series A (ST)
5.00%, 05/01/28 600 658,765
State of Connecticut, State
Revolving Fund, Series B (RB)
5.00%, 06/01/26 275 290,919

Par
(000’s) Value
Connecticut (continued)
State of Connecticut,
Transportation Infrastructure
Purposes, Series A (ST)
5.00%, 05/01/26 $ 1,015 $ 1,068,683
State of Connecticut,
Transportation Infrastructure
Purposes, Series B (RB)
5.00%, 10/01/24 535 545,894
University of Connecticut,
Series A (RB)
5.00%, 04/15/24 575 581,863
5.00%, 04/15/26 550 577,077
5.00%, 04/15/28 (c) 1,000 1,091,281
7,213,694
Delaware : 0.5%
Delaware State Economic
Development Authority, NRG
Energy Project, Series A (RB)
1.25%, 10/01/25 (c) (p) 500 457,337
Delaware Transportation
Authority (RB)
5.00%, 07/01/26 500 529,102
State of Delaware, Series A
(GO)
5.00%, 10/01/25 410 426,999
1,413,438
District of Columbia : 1.3%
District of Columbia, Series C
(RB)
5.00%, 10/01/26 785 836,020
District of Columbia, Series D
(GO)
5.00%, 06/01/25 315 325,480
District of Columbia, Series E
(GO)
5.00%, 06/01/25 500 516,635
Metropolitan Washington
Airports Authority, Airport
System, Series B (RB)
5.00%, 10/01/28 500 551,001
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series C (RB) (AGC)
6.50%, 10/01/26 (c) 1,000 1,107,829
3,336,965
Florida : 2.8%
Central Florida Expressway
Authority (RB) (AGM)
5.00%, 07/01/27 500 538,390
Central Florida Expressway
Authority, Series B (RB)
5.00%, 07/01/26 300 315,829
County of Miami-Dade, Water
and Sewer System (RB)
5.00%, 10/01/28 1,000 1,098,977
Florida Department of
Management Services, Series
A (CP)
5.00%, 11/01/26 250 265,464
Par
(000’s) Value
Florida (continued)
Florida State Board of
Education, Public Education
Capital Outlay, Series C (GO)
5.00%, 06/01/24 $ 1,000 $ 1,014,065
Florida State Department of
Transportation, Turnpike
Enterprise, Series A (RB)
5.00%, 07/01/25 (c) 655 676,419
Miami-Dade County, Florida
Water and Sewer System,
Series B (RB)
5.00%, 10/01/27 500 539,173
School Board of Miami-Dade
County, Series A (CP)
5.00%, 05/01/25 (c) 895 916,070
School District of Broward
County, Series C (CP)
5.00%, 07/01/24 340 345,143
State of Florida, Board of
Education, Lottery Revenue,
Series A (RB)
5.00%, 07/01/24 650 660,008
State of Florida, Department Of
Management Services, Series
A (RB)
5.00%, 09/01/25 750 776,204
7,145,742
Georgia : 3.6%
City of Atlanta, Water and
Wastewater, Series A (RB)
5.00%, 11/01/24 500 511,084
Main Street Natural Gas, Inc.,
Series A (RB)
4.00%, 09/01/23 (c) (p) 500 500,209
4.00%, 09/01/27 (c) (p) 1,250 1,245,431
Main Street Natural Gas, Inc.,
Series B (RB)
4.00%, 12/02/24 (c) (p) 1,500 1,502,887
Main Street Natural Gas, Inc.,
Series C (RB)
4.00%, 11/01/27 (c) (p) 500 482,764
4.00%, 09/01/26 (c) (p) 1,500 1,492,479
State of Georgia, Series A (GO)
5.00%, 02/01/26 (c) 680 716,167
5.00%, 08/01/26 700 742,985
State of Georgia, Series C (GO)
5.00%, 07/01/26 1,000 1,059,355
State of Georgia, Series E (GO)
5.00%, 12/01/24 1,100 1,127,305
9,380,666
Hawaii : 0.5%
City & County of Honolulu, Rail
Transit Project, Series E (GO)
5.00%, 03/01/26 785 824,361
5.00%, 03/01/27 500 535,937
1,360,298

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois : 4.8%
Board of Trustees of the
University of Illinois, Series
A (RB)
5.00%, 04/01/25 $ 500 $ 514,242
Chicago O'Hare International
Airport, Series B (RB) (AGM)
5.00%, 01/01/26 500 521,046
Chicago O'Hare International
Airport, Series C (RB)
5.00%, 01/01/26 315 328,259
Chicago Park District, Series A
(GO) (NATL)
5.50%, 01/01/24 (c) 1,375 1,387,662
Chicago Transit Authority,
Federal Transit
Administration Section 5307
Urbanized Area Formula (RB)
5.00%, 06/01/25 340 347,896
City of Chicago, Series A (GO)
5.00%, 01/01/27 365 382,583
5.00%, 01/01/27 135 144,039
Cook County, Series A (GO)
5.00%, 11/15/26 300 316,700
Illinois Finance Authority, Clean
Water Initiative (RB)
5.00%, 01/01/25 600 615,237
5.00%, 01/01/28 500 542,507
5.00%, 07/01/27 685 737,331
Illinois Finance Authority, Clean
Water Initiative (RB) (AGM)
5.00%, 07/01/24 500 507,970
Illinois State Toll Highway
Authority, Series A (RB)
5.00%, 01/01/27 415 441,813
Illinois State Toll Highway
Authority, Series C (RB)
5.00%, 01/01/27 650 691,997
Sales Tax Securitization Corp.,
Series A (RB)
5.00%, 01/01/24 550 553,105
State of Illinois (GO)
3.50%, 06/01/26 (c) 685 665,886
State of Illinois (GO) (AGC)
5.50%, 05/01/25 335 346,090
State of Illinois, Series A (RB)
4.00%, 06/15/28 580 594,480
State of Illinois, Series D (GO)
5.00%, 11/01/23 500 501,576
5.00%, 11/01/25 1,345 1,388,611
5.00%, 11/01/26 800 839,413
12,368,443
Indiana : 0.8%
Indiana Finance Authority,
Indiana University Health,
Series C (RB)
5.00%, 12/01/23 500 502,119
Indiana Finance Authority,
Series C (RB)
5.00%, 12/01/24 575 588,819
Par
(000’s) Value
Indiana (continued)
Indiana Finance Authority,
Series E (RB)
5.00%, 06/01/29 $ 935 $ 1,045,939
2,136,877
Kentucky : 1.4%
Kentucky Public Energy
Authority, Gas Supply, Series
B (RB)
4.00%, 01/01/25 (c) (p) 1,085 1,084,868
Kentucky Public Energy
Authority, Gas Supply, Series
C-1 (RB)
4.00%, 06/01/25 (c) (p) 1,100 1,095,022
Kentucky State Property &
Building Commission (RB)
5.00%, 05/01/26 275 288,136
Louisville & Jefferson County,
Metro Government, Norton
Healtcare, Inc., Series C (RB)
5.00%, 10/01/26 (c) (p) 1,000 1,034,307
3,502,333
Louisiana : 0.6%
Louisiana Public Facilities
Authority, Ochsner Clinic
Project, Series B (RB) (SAW)
5.00%, 05/15/25 (c) (p) 500 509,465
St. John Baptist Parish,
Marathon Oil Co., Series B-2
(RB)
2.38%, 07/01/26 (p) 750 711,628
State of Louisiana, Series A
(GO)
5.00%, 03/01/26 335 350,947
1,572,040
Maine : 0.2%
State of Maine, Series B (GO)
(SBG)
5.00%, 06/01/25 500 516,996
Underline
Maryland : 3.2%
County of Montgomery,
Consolidated Public
Improvement, Series A (GO)
5.00%, 11/01/26 265 282,407
Department of Transportation
of Maryland, Series B (RB)
5.00%, 12/01/23 500 502,732
Prince George's County, Series
A (GO)
5.00%, 07/15/25 425 440,854
State of Maryland, Department
of Transportation (RB)
4.00%, 11/01/24 (c) 500 505,159
5.00%, 10/01/26 595 633,300
State of Maryland, Series B
(GO)
5.00%, 08/01/24 550 559,958
5.00%, 08/01/25 500 519,127

Par
(000’s) Value
Maryland (continued)
State of Maryland, State and
Local Facilities Loan (GO)
4.00%, 06/01/24 (c) $ 560 $ 563,530
State of Maryland, State and
Local Facilities Loan, Series
A (GO)
5.00%, 03/15/24 1,500 1,516,448
5.00%, 03/15/27 (c) 500 537,355
5.00%, 03/15/28 500 548,850
5.00%, 03/15/29 1,000 1,121,184
5.00%, 08/01/26 625 662,456
8,393,360
Massachusetts : 2.5%
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 01/01/26 250 261,888
5.00%, 01/01/27 710 761,361
5.00%, 05/01/27 500 540,313
5.00%, 07/01/27 500 542,439
Commonwealth of
Massachusetts, Series C (GO)
5.00%, 10/01/26 400 426,122
Commonwealth of
Massachusetts, Series D (GO)
5.00%, 07/01/27 250 271,219
Commonwealth of
Massachusetts, Series E (GO)
3.00%, 12/01/25 750 748,185
5.00%, 11/01/26 295 314,851
Commonwealth of
Massachusetts, Series E (GO)
(AGM)
5.00%, 09/01/26 250 265,837
Massachusetts Bay
Transportation Authority
Subordinated Sales Tax
Bonds Series A, Subseries A-1
& Subseries A-2 (RB)
5.00%, 07/01/24 515 523,443
Massachusetts Development
Finance Agency, Harvard
University Issue, Series A (RB)
5.00%, 10/15/26 500 533,750
Massachusetts Housing
Finance Agency Housing
Bonds, Series B-2 (RB)
0.90%, 12/01/24 (c) 500 453,209
Massachusetts State College
Building Authority, Series A
(RB)
5.00%, 05/01/25 (c) 775 800,161
6,442,778
Michigan : 1.3%
City of Royal Oak Hospital
Finance Authority, William
Beaumont Hospital Obligated
Group, Series D (RB)
5.00%, 03/01/24 (c) 1,000 1,008,762
Par
(000’s) Value
Michigan (continued)
Great Lakes Water Authority
Water Supply System, Series
A (RB)
5.00%, 07/01/24 $ 590 $ 598,338
State of Michigan, Grant
Anticipation (RB)
5.00%, 03/15/24 650 656,208
5.00%, 03/15/26 1,065 1,118,249
3,381,557
Minnesota : 1.1%
Minneapolis-St. Paul
Metropolitan Area, Series C
(GO)
5.00%, 12/01/26 1,000 1,067,982
State of Minnesota, Various
Purpose, Series A (GO)
5.00%, 08/01/24 1,200 1,221,727
State of Minnesota, Various
Purpose, Series D (GO)
5.00%, 08/01/26 570 605,002
2,894,711
Missouri : 0.2%
Missouri State Environmental
Improvement and Energy
Resources Authority, Water
Pollution Control and
Drinking Water, Series B (RB)
5.00%, 07/01/25 (c) 500 517,292
Underline
Montana : 0.2%
City of Forsyth, Montana
Pollution Control,
Northwestern Corp. Colstrip
Project (RB)
3.88%, 04/02/28 (c) 500 501,197
Underline
Nebraska : 0.2%
Central Plains Energy Project,
Gas Project Crossover, Series
A (RB)
5.00%, 01/01/24 (c) (p) 500 501,643
Underline
Nevada : 0.6%
Clark County (GO)
5.00%, 06/01/25 1,090 1,125,871
County of Clark, Series B (GO)
5.00%, 11/01/23 450 451,783
1,577,654
New Jersey : 4.4%
New Jersey Economic
Development Authority,
School Facilities Construction,
Series DDD (RB)
5.00%, 06/15/27 (c) 615 664,968
New Jersey Economic
Development Authority,
School Facilities Construction,
Series WW (RB)
5.25%, 06/15/25 (c) 500 519,696

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
New Jersey Educational
Facilities Authority, Higher
Education Facilities Trust (RB)
5.00%, 06/15/24 (c) $ 500 $ 506,182
5.00%, 06/15/24 575 582,504
New Jersey Educational
Facilities Authority, Princeton
University, Series B (RB)
5.00%, 07/01/25 1,000 1,036,472
5.00%, 07/01/27 (c) 1,000 1,085,342
New Jersey Higher Education
Student Assistance Authority,
Series A (RB) (AGM)
5.00%, 12/01/23 500 502,517
New Jersey State, COVID-19,
Series A (GO)
5.00%, 06/01/29 1,000 1,114,662
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
5.00%, 12/15/23 1,175 1,181,219
5.00%, 12/15/26 500 527,535
5.00%, 06/15/24 1,410 1,428,159
State of New Jersey, Covid-19
General Emergency, Series
A (GO)
5.00%, 06/01/25 600 619,313
5.00%, 06/01/27 500 535,719
State of New Jersey, Various
Purposes (GO)
2.00%, 06/01/25 500 484,541
2.00%, 06/01/26 500 476,791
11,265,620
New Mexico : 0.8%
State of New Mexico, Capital
Projects (GO)
5.00%, 03/01/24 500 505,101
State of New Mexico, Series A
(RB)
5.00%, 07/01/27 840 907,079
State of New Mexico, Series B
(RB)
5.00%, 07/01/26 535 565,219
1,977,399
New York : 13.9%
City of New York, Series A (GO)
4.00%, 08/01/23 250 250,000
5.00%, 08/01/24 1,500 1,526,862
City of New York, Series C (GO)
5.00%, 08/01/24 750 763,431
City of New York, Series C (GO)
(SD CRED PROG)
5.00%, 08/01/27 500 539,578
City of New York, Series C and
D (GO)
5.00%, 08/01/23 320 320,000
5.00%, 08/01/26 325 344,094
City of New York, Series E (GO)
5.00%, 08/01/24 255 259,567
Par
(000’s) Value
New York (continued)
City of New York, Series F-1
(GO)
5.00%, 03/01/27 $ 410 $ 438,458
Long Island Power Authority
Electric System (RB) (BAM)
5.00%, 09/01/26 510 542,462
Metropolitan Transportation
Authority, Series A-1 (RB)
5.00%, 11/15/24 (p) 2,000 2,020,027
Metropolitan Transportation
Authority, Series A-2 (RB) (SD
CRED PROG)
5.00%, 05/15/24 (p) 1,160 1,170,538
Metropolitan Transportation
Authority, Series B (RB)
5.00%, 11/15/23 290 290,802
5.00%, 11/15/26 500 522,033
Metropolitan Transportation
Authority, Series C-1 (RB)
5.00%, 11/15/23 500 501,384
New York City Housing
Development Corp., Multi-
Family Housing, Series F-2
(RB) (FHA 542 (C))
0.60%, 07/01/25 (c) (p) 300 278,134
New York City Industrial
Development Agency,
Queens Baseball Stadium
Project, Series A (RB) (AGM)
5.00%, 01/01/27 750 790,228
New York City Transitional
Finance Authority Future Tax
Secured, Series A (RB)
5.00%, 11/01/27 440 476,898
New York City Transitional
Finance Authority Future Tax
Secured, Series F, Subseries
F-1 (RB)
5.00%, 02/01/27 850 906,818
New York City Transitional
Finance Authority, Building
Aid, Series S-1 (RB) (SAW)
5.00%, 07/15/24 550 559,401
5.00%, 07/15/25 570 590,876
New York City Transitional
Finance Authority, Fiscal
Series A, Subseries A-1 (RB)
5.00%, 11/01/26 1,000 1,061,218
New York City Transitional
Finance Authority, Series C
(RB)
5.00%, 11/01/23 700 702,930
New York City Water & Sewer
System, Series BB-2 (RB)
5.00%, 12/15/23 (c) 700 704,603
New York City Water & Sewer
System, Series BB-2 (RB)
(AGM)
5.00%, 12/15/24 (c) 430 440,139

Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, New York Cornell
University, Series A (RB)
5.00%, 07/01/26 $ 700 $ 743,363
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
5.00%, 03/15/27 500 535,684
New York State Dormitory
Authority, Personal Income
Tax, Series B (RB)
5.00%, 02/15/27 510 547,459
New York State Dormitory
Authority, Personal Income
Tax, Series D (RB) (BAM)
5.00%, 02/15/25 1,000 1,027,654
New York State Dormitory
Authority, Series A (RB)
5.00%, 02/15/27 500 536,725
New York State Dormitory
Authority, Series C (RB)
5.00%, 03/15/28 640 700,200
New York State Dormitory
Authority, State Sales Tax,
Series B (RB)
5.00%, 09/15/25 (c) 595 617,606
5.00%, 09/15/25 (c) 500 520,074
New York State Dormitory
Authority, State Sales Tax,
Series C (RB)
5.00%, 03/15/25 1,035 1,066,852
New York State Dormitory
Authority, State Sales Tax,
Series E (RB)
5.00%, 03/15/26 680 716,167
New York State Dormitory
Authority, State University
Dormitory Facilities, Series
A (RB)
5.00%, 07/01/25 500 517,386
New York State Environmental
Facilities Corp., State Clean
Water And Drinking Water
Revolving Funds, Series B (RB)
5.00%, 06/15/28 605 670,954
New York State Housing
Finance Agency, Series A-2
(RB)
2.50%, 05/01/27 (c) (p) 975 929,412
New York State Housing
Finance Agency, Series C (RB)
(SONYMA HUD SECT 8)
3.80%, 05/01/29 (c) (p) 500 500,422
New York State Housing
Finance Agency, Series I (RB)
(SAW)
1.75%, 07/21/23 (c) 215 211,275
Par
(000’s) Value
New York (continued)
New York State Housing
Finance Agency, Series L-2
(RB)
0.75%, 07/21/23 (c) $ 700 $ 644,888
New York State Urban
Development Corp., State
Personal Income, Series A
(RB)
5.00%, 03/15/25 495 509,483
5.00%, 03/15/26 (c) 500 523,584
5.00%, 03/15/27 690 742,067
New York State Urban
Development Corp., State
Personal Income, Series E
(RB)
5.00%, 03/15/25 500 514,629
Town of Oyster Bay, Water
District Notes (GO)
5.00%, 03/08/24 1,000 1,010,404
Triborough Bridge & Tunnel
Authority, Series  A-2 (RB)
2.00%, 05/15/26 (p) 875 813,684
Triborough Bridge & Tunnel
Authority, Series A (RB)
5.00%, 11/15/26 1,000 1,066,290
5.00%, 11/15/27 500 544,897
5.00%, 11/15/28 1,000 1,112,925
Triborough Bridge & Tunnel
Authority, Series B (RB)
5.00%, 05/15/26 (p) 1,000 1,040,727
5.00%, 08/15/28 (c) 1,000 1,102,019
Triborough Bridge & Tunnel
Authority, Series C-1B (RB)
5.00%, 05/15/26 (p) 500 520,228
35,987,539
North Carolina : 1.4%
County of Guilford, Series B
(GO)
5.00%, 05/01/24 500 506,511
County of Mecklenburg, Series
A (GO)
4.00%, 04/01/27 (c) 500 520,020
County of Wake (RB)
5.00%, 09/01/26 375 398,299
North Carolina Medical Care
Commission Hospital,
Caromont Health, Series B
(RB)
5.00%, 02/01/26 (p) 500 521,192
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
(BAM)
5.00%, 02/01/24 1,625 1,636,757
3,582,779

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Ohio : 2.8%
American Municipal Power,
Inc., Combined Hydroelectric
Projects, Series A (RB)
5.00%, 02/15/28 $ 1,000 $ 1,081,102
City of Columbus, Various
Purpose (GO)
5.00%, 10/01/27 (c) 750 814,271
County of Allen, Ohio Hospital
Facilities, Mercy Health,
Series A (RB)
5.00%, 08/01/26 410 430,478
Franklin County Convention
Facilities Authority (RB)
5.00%, 12/01/24 (c) 1,730 1,768,846
Lancaster Port Authority, Gas
Supply (RB) (SBG)
5.00%, 02/01/25 (c) (p) 485 492,355
Lucas-Plaza Hsg Development
Corp., Bds Plaza Section 8,
Proj B (RB) (FHA)
0.00%, 06/01/24 ^ 500 485,622
Ohio Water Development
Authority, Series B (RB)
5.00%, 12/01/26 (c) 1,000 1,067,982
State of Ohio, Higher
Educational Facility, Case
Western Reserve University
Project (RB)
5.00%, 12/01/23 560 563,078
State of Ohio, Highway Capital
Improvement, Series R (GO)
5.00%, 05/01/27 500 506,437
7,210,171
Oklahoma : 0.6%
Canadian County Educational
Facilities Authority, Mustang
Public Schools (RB)
5.00%, 09/01/26 (c) 535 559,228
Oklahoma County Independent
School District, Series A (GO)
3.00%, 07/01/27 1,000 995,393
1,554,621
Oregon : 0.9%
Beaverton School District 48J,
Series B (GO) (SBG)
5.00%, 06/15/24 (c) 1,000 1,015,067
City of Portland, Oregon Sewer
System, Series A (RB)
5.00%, 12/01/26 500 533,827
Linn and Benton Counties
School District No. 8J (GO)
(SBG)
5.00%, 06/15/26 350 369,409
Multnomah County School
District No. 1J, Series B (GO)
(SBG)
5.00%, 06/15/25 500 517,308
2,435,611
Par
(000’s) Value
Pennsylvania : 3.3%
City of Philadelphia, Series A
(GO)
5.00%, 08/01/25 $ 300 $ 310,120
Commonwealth of
Pennsylvania (GO)
5.00%, 01/01/26 560 586,497
5.00%, 01/01/27 315 337,362
5.00%, 03/15/25 (c) 500 513,910
5.00%, 06/15/29 500 507,533
Commonwealth of
Pennsylvania (GO) (SBG)
5.00%, 07/15/26 1,000 1,060,025
County of Lehig, Valley Health
Network, Series A (RB) (SBG)
5.00%, 07/01/26 600 624,852
Delaware River Port Authority,
Series B (RB)
5.00%, 01/01/25 350 358,888
Montgomery County Industrial
Development Authority, Seri
(RB)
4.10%, 04/03/28 (p) 500 509,129
Montgomery County, Higher
Education and Health
Authority, Thomas Jefferson
University, Series A (RB)
5.00%, 09/01/23 500 500,395
Philadelphia School District,
Series F (GO) (SAW)
5.00%, 09/01/25 660 679,971
University of Pittsburgh of the
Commonwealth, System of
Higher Education (RB)
4.00%, 02/15/26 (c) 500 511,556
Westmoreland County
Municipal Authority (RB)
5.00%, 08/15/31 1,185 1,185,706
Westmoreland County
Municipal Authority (RB)
(BAM)
5.00%, 08/15/25 (c) 765 787,118
8,473,062
Rhode Island : 0.4%
Rhode Island Health and
Educational Building Corp.,
Providence Public Buildings
Authority Issue, Series A (RB)
(AGM)
5.00%, 05/15/25 (c) 500 514,520
Tobacco Settlement Financing
Corporation Tobacco
Settlement Asset-Backed
Bonds, Series A (RB)
5.00%, 06/01/25 (c) 500 509,649
1,024,169
South Carolina : 0.9%
County of Charleston, Series C
(GO) (SAW)
5.00%, 11/01/24 510 521,306

Par
(000’s) Value
South Carolina (continued)
Patriots Energy Group
Financing Agency, Series A
(RB)
4.00%, 02/01/24 (c) (p) $ 1,765 $ 1,766,566
2,287,872
South Dakota : 0.2%
South Dakota Health and
Educational Facilities
Authority, Avera Health,
Series A (RB)
5.00%, 07/01/24 (c) (p) 535 538,803
Underline
Tennessee : 1.3%
Johnson City Health &
Educational Facilities Board,
Series A (RB)
5.00%, 07/01/25 500 512,326
Metropolitan Government of
Nashville & Davidson County
(GO)
5.00%, 07/01/26 525 556,010
Metropolitan Government of
Nashville & Davidson County,
Series C (GO) (SBG)
5.00%, 01/01/24 500 503,566
Tennessee Energy Acquisition
Corp., Gas Project (RB)
4.00%, 11/01/25 (c) (p) 1,775 1,765,608
3,337,510
Texas : 8.8%
Bexar County, Limited Tax (GO)
5.00%, 06/15/26 (c) 500 526,459
Board of Regents of the
University of Texas System,
Series H (RB)
5.00%, 08/15/23 275 275,155
City of Dallas, Series A (GO)
5.00%, 02/15/25 500 513,978
City of Denton, Utility System
(RB)
5.00%, 12/01/26 310 326,130
City of Houston, Airport
System, Series D (RB)
5.00%, 07/01/24 250 253,736
City of Houston, Series A (GO)
5.00%, 03/01/24 (c) 750 756,787
City of San Antonio, Electric and
Gas Systems (RB)
5.00%, 08/01/26 (c) 630 664,872
City of San Antonio, General
Improvement (GO)
5.00%, 08/01/25 500 518,045
Comal Independent School
District (GO)
5.00%, 02/01/26 775 809,934
Conroe Independent School
District, Unlimited Tax School
Buildings, Series A (GO)
5.00%, 02/15/27 2,000 2,143,119
Par
(000’s) Value
Texas (continued)
Dallas Area Rapid Transit,
Series A (RB)
5.00%, 12/01/25 (c) $ 1,000 $ 1,042,651
Dallas County Hospital District
(GO)
5.00%, 08/15/23 950 950,520
Dallas County, Combination
Tax and Parking Garage (GO)
5.00%, 08/15/23 375 375,215
Dallas Independent School
District, Series A (GO)
4.00%, 02/15/25 (c) 500 504,771
Denton Independent School
District (GO)
5.00%, 08/15/29 1,000 1,123,340
Denton Independent School
District, Series A (GO)
5.00%, 08/15/25 (c) 500 517,678
Dripping Springs Independent
School District (GO)
4.00%, 02/15/24 (c) 1,000 1,003,843
Harris County, Texas Toll Road
Senior Lien, Series A (RB)
5.00%, 08/15/27 1,000 1,082,393
Houston Independent School
District, Limited Tax School
House (GO)
5.00%, 02/15/26 250 262,354
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project, Series
A (RB) (AGM)
5.00%, 05/15/27 500 535,964
North Texas Thruway Authority,
Series I (RB) (AGC)
6.20%, 01/01/25 (c) 1,000 1,040,444
North Texas Tollway Authority,
First Tier, Series A (RB)
5.00%, 01/01/26 (c) 595 622,013
Pflugerville Independent School
District (GO)
5.00%, 02/15/24 (c) 500 504,423
Pflugerville Independent School
District, Series A (GO)
5.00%, 02/15/24 1,000 1,009,463
State of Texas, Water
Infrastructure Fund, Series
B-3 (GO)
5.00%, 08/01/23 400 400,000
5.00%, 08/01/24 250 254,526
Texas A&M University, Series
D (RB)
5.00%, 05/15/26 820 864,784
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/26 600 610,007

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Texas Water Development
Board (RB)
5.00%, 04/15/26 $ 1,000 $ 1,052,686
Texas Water Development
Board, Series B (RB)
5.00%, 10/15/24 500 510,426
University of Houston, Series
A (RB)
5.00%, 02/15/26 1,000 1,047,915
Ysleta Independent School
District (GO)
5.00%, 08/15/25 (c) 650 673,632
22,777,263
Utah : 0.6%
County of Utah, IHL Health
Services Inc., Series B-1 (RB)
5.00%, 08/01/24 (c) (p) 1,000 1,013,971
County of Utah, IHL Health
Services Inc., Series B-2 (RB)
5.00%, 08/01/24 (c) (p) 500 503,642
1,517,613
Virginia : 2.3%
County of Fairfax, Public
Improvement, Series A (GO)
4.00%, 10/01/24 285 287,705
County of Fairfax, Public
Improvement, Series A (GO)
(SAW)
4.00%, 10/01/23 275 275,297
4.00%, 10/01/25 990 1,010,881
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
5.00%, 07/01/26 1,250 1,319,529
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series C (RB)
5.00%, 02/01/27 600 641,136
5.00%, 02/01/27 250 267,140
Virginia Commonwealth
Transportation Board (RB)
5.00%, 09/15/23 400 400,771
5.00%, 09/15/24 325 331,424
5.00%, 09/15/26 (c) 510 539,958
Wise County Industrial
Development Authority,
Virginia Electric and Power
Co. Project, Series A (RB)
(AGC)
0.75%, 09/02/25 (p) 1,000 918,792
5,992,633
Par
(000’s) Value
Washington : 3.3%
Central Puget Sound
Regional Transit Authority,
Motor Vehicle Excise Tax
Improvement, Series S-1 (RB)
5.00%, 11/01/26 $ 520 $ 554,158
Central Puget Sound Regional
Transit Authority, Series S-1
(RB)
5.00%, 11/01/25 (c) 1,000 1,043,083
City of Seattle, Municipal Light
and Power Improvement,
Series B (RB)
5.00%, 02/01/26 400 418,816
Energy Northwest Project
Electric, Series A (RB)
5.00%, 07/01/25 1,000 1,035,339
Energy Northwest Project
Electric, Series C (RB)
5.00%, 07/01/24 540 548,608
5.00%, 07/01/25 1,375 1,423,591
Energy Northwest, Project 3
Electric, Series A (RB)
5.00%, 07/01/27 (c) 725 780,943
State of New Mexico, Series A
(GO)
5.00%, 06/01/26 1,000 1,055,094
State of Washington, Various
Purpose, Series R-A (GO)
5.00%, 08/01/24 750 762,839
Washington Health Care
Facilities Authority,
CommonSpirit Health, Series
B-1 (RB)
5.00%, 08/01/24 (c) (p) 1,000 1,005,074
8,627,545
West Virginia : 0.4%
State of West Virginia,
Surface Transportation
Improvements, Series A (RB)
5.00%, 09/01/26 1,000 1,055,474
Underline
Wisconsin : 1.3%
City of Milwaukee, Series N4
(GO)
5.00%, 04/01/26 750 773,470
State of Wisconsin, Series A
(GO)
5.00%, 05/01/25 (c) 500 516,924
5.00%, 05/01/25 500 515,974
State of Wisconsin, Series D
(GO)
4.00%, 05/01/24 (c) 1,500 1,512,992
3,319,360
Total Municipal Bonds: 98.7%
(Cost: $264,494,040) 255,300,004
Other assets less liabilities: 1.3% 3,402,175
NET ASSETS: 100.0% $ 258,702,179

FootnoteRuleAboveBlank
Footnotes:
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FHA Federal Housing Association
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
(c) Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p) Putable Security — the redemption date shown is when the security may be redeemed by the investor
^ Zero Coupon Bond
Summary of Investments by Sector
% of
Investments Value
State GO 19.9% $ 50,862,796
Local GO 13.4 34,225,980
Refunded 13.4 34,087,928
Tax 9.1 23,336,498
Utilities - Other 6.9 17,610,131
Water & Sewer 5.8 14,777,689
Transportation 5.4 13,767,087
Education 4.7 11,981,940
Power 4.6 11,849,502
Leasing COPS & Appropriations 4.1 10,575,711
Hospitals 4.1 10,387,806
Toll & Turnpike 4.0 10,079,807
Misc 1.3 3,431,781
Multi-Family Housing 1.2 3,017,339
Airport 0.6 1,654,042
Tobacco 0.6 1,430,738
Unassigned 0.4 1,010,404
Industrial Development Revenue 0.3 711,628
Pollution Control 0.2 501,197
100.0% $ 255,300,004